Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [Line Items]
Combined allowances		$ 64
Trade receivables		$ 1,184	$ 1,132
Combined allowances, percentage of trade receivables		5.00%
Increase in reserves as a percentage of trade receivables		1.00%
Decrease in pre-tax earnings		$ 12
Computer software		900	908
Other identifiable intangible assets		3,518	3,324
Goodwill		5,853	5,076
Equity method investments		1,551	2,186
Uncertain Tax Positions		213	$ 218
Technology Related Development [member]
Disclosure of changes in accounting estimates [Line Items]
Computer software		900
Major purchases of assets [member]
Disclosure of changes in accounting estimates [Line Items]
Other identifiable intangible assets		3,500
Goodwill		$ 5,900
Refinitiv [member]
Disclosure of changes in accounting estimates [Line Items]
Percentage of ownership held	45.00%	45.00%	45.00%